Regulatory Requirements (Tables)	6 Months Ended
Sep. 30, 2025
Regulatory Requirements [Abstract]
Schedule of Capital Requirements

The following table summarizes the minimum regulatory capital as established by the HKSFC that the Company were required to maintain as of September 30, 2025 and March 31, 2025 and the actual amounts of capital that were maintained.

Capital requirements as of September 30, 2025	Minimum regulatory capital requirements	Capital levels maintained
	$’000	$’000
Solomon JFZ (Asia) Holdings Limited	385	3,708

Capital requirements as of March 31, 2025	Minimum regulatory capital requirements	Capital levels maintained
	$’000	$’000
Solomon JFZ (Asia) Holdings Limited	386	3,957